Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2018
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Other Current Assets and Other Current Financial Assets

Note 9. Other Current Assets and Other Current Financial Assets

9.1 Other current assets

	December 31, 2018		December 31, 2017
Prepaid expenses	Ps.	2,714	Ps.	2,425
Recoverable taxes		316		—
Agreements with customers		146		192
Licenses		146		224
Other		98		47

	Ps.	3,420	Ps.	2,888

As of December 31, 2018 and 2017, Company’s prepaid expenses are as follows:

	December 31, 2018		December 31, 2017
Advances for inventories	Ps.	1,500	Ps.	1,260
Advertising and promotional expenses paid in advance		510		370
Advances to service suppliers		236		268
Prepaid leases		211		218
Prepaid insurance		117		103
Others		140		206

	Ps.	2,714	Ps.	2,425

For the years ended December 31, 2018, 2017 and 2016, Company’s advertising and promotional expenses amounted to Ps. 7,695, Ps. 6,148 and Ps. 6,578, respectively.

9.2 Other current financial assets

	December 31, 2018		December 31, 2017
Restricted cash	Ps.	101	Ps.	504
Derivative financial instruments (see Note 20)		735		233
Note receivables (1)		42		19

	Ps.	878	Ps.	756

(1)	The carrying value approximates its fair value as of December 31, 2018 and 2017.

The Company has pledged part of its cash in order to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2018 and 2017, the carrying of restricted cash pledged were:

	December 31, 2018		December 31, 2017
Brazilian reais		98		65
Chilean pesos		3		—
Colombian pesos		—		439

	Ps.	101	Ps.	504

The restricted cash in Brazil consist in non-current deposits as requirements to guarantee the notes payable.

As of December 21, 2017 due to a jurisdictional order with the municipal sewage system services, the Colombian authorities withheld all the cash that Coca-Cola FEMSA has in some specific back account, such amount was reclassified as restricted cash according with Coca-Cola FEMSA accounting policy pending resolution of the order. As of December 31, 2018 this restricted cash has been released.